Commitments and Contingencies (Narrative) (Details) (USD $)				12 Months Ended			1 Months Ended			1 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012	Dec. 31, 2013 Leumi L'Israel [Member]	Dec. 31, 2011 Leumi L'Israel [Member]	Aug. 31, 2010 Leumi L'Israel [Member]	Jul. 31, 2011 Mizrahi [Member]	Dec. 31, 2013 Mizrahi [Member]	Aug. 31, 2011 Mizrahi [Member]	Mar. 26, 2012 Rudolph [Member]	Aug. 31, 2011 Rudolph [Member]	Jan. 31, 2011 Rudolph [Member]	Aug. 28, 2009 Rudolph [Member]	Mar. 31, 2009 Rudolph [Member]	Dec. 31, 2012 Rudolph [Member]	Aug. 22, 2011 Rudolph [Member]	Mar. 31, 2011 Rudolph [Member] Unspecified Attorney Fees [Member]	Dec. 31, 2013 OCS [Member]	Dec. 31, 2010 OCS [Member]	Dec. 31, 2009 OCS [Member]	Dec. 31, 2013 OCS [Member] Printar [Member]	Dec. 31, 2012 OCS [Member] Printar [Member]	Dec. 31, 2010 OCS [Member] Printar [Member]	Dec. 31, 2009 OCS [Member] Printar [Member]	Dec. 31, 2013 OCS [Member] Sela Acquisition [Member]	Dec. 31, 2012 OCS [Member] Sela Acquisition [Member]
Commitments And Contingencies [Line Items]
Amount of claim filed against the company																	$ 1,200,000
Litigation awarded value										1,292,000	8,023,000
Damages paid, value											646,000	646,000		6,800,000
Attorney fees										71,000
Prejudgment interest paid, amount													1,200,000
Possible range of loss, minimum
Possible range of loss, maximum															650,000	8,200,000
Long-term debt					2,500,000	1,300,000			2,000,000
Short-term loan						1,400,000
Appeal bond, amount	729,000	729,000	729,000					5,200,000
Factoring facilities						1,300,000
Bank guarantee						8,925,000
Bank covenant agreement, required adjusted shareholders equity, minimum amount					40,000,000		40,000,000
Bank covenant agreement, maximum percent of debt to open receivables ratio				70.00%
Bank covenant agreement, ratio of customers balances and cash balances, minimum percent required							150.00%
Bank covenant agreement, ratio of company's credit facilities, maximum percent							20.00%
Bank covenant agreement, minimum percent of total balance sheet				50.00%			40.00%
Bank covenant agreement, required annual sales, minimum amount					60,000,000
Bank covenant agreement, required cash, minimum amount					11,500,000
Percent of sales derived from research and development, committed amount payable																		3.50%
Grants received including interest accrued																					5,810,000	5,660,000	598,000	598,000	2,525,000	2,590,000
Liabilities recorded at fair value	2,030,000	5,303,000																			3,303,000	2,989,000			202,000	1,903,000
Outstanding purchase commitments for inventory components	6,085,000	7,938,000
Accrued interest																			$ 650,000	$ 650,000